Share-Based Compensation - Summary of Number and Weighted Average Exercise Prices of Share Options (Detail)	12 Months Ended
	Dec. 31, 2021 mo shares ₽ / shares	Dec. 31, 2020 mo shares ₽ / shares	Dec. 31, 2019 mo ₽ / shares
Options [Member]
Disclosure of Number and and Weighted average share price [Line Items]
Quantity | mo	0	1,558,275	1,558,275
Weighted average exercise price per share	₽ 0	₽ 240	₽ 240
Quantity, Exercised | mo	(1,558,275)
Weighted average exercise price, Exercised	₽ 240
Share appreciation rights [Member]
Disclosure of Number and and Weighted average share price [Line Items]
Quantity | mo	273,939	523,814	652,900
Quantity,Exercisable | mo	273,939
Weighted average exercise price per share	₽ 256	₽ 257	₽ 257
Weighted Average Exercise Price Of Share Options Exercisable	₽ 256
Quantity, Forfeited | mo		(121,036)
Quantity, Exercised | mo	(249,875)	(8,050)
Weighted Average Exercise Price Of ShareOptions Forfeited		₽ 258
Weighted average exercise price, Exercised	₽ 255	₽ 260
Restricted share units [Member]
Disclosure of Number and and Weighted average share price [Line Items]
Quantity | mo	13,383,407	10,410,587	6,317,875
Quantity,Exercisable | mo	3,100,529
Weighted average share price per share	₽ 2,366	₽ 1,047	₽ 364
Weighted average share price, Exercisable	₽ 933
Quantity, Forfeited | mo	(358,222)	(1,008,163)
Quantity, Exercised | mo	(2,825,866)	(187,850)
Weighted average share price, Forfeited	₽ 2,022	₽ 411
Weighted average share price, Exercised	₽ 308	₽ 326
Quantity,Granted | shares	6,158,277	5,288,725
Weighted average grant date fair value per share,Granted	₽ 3,687	₽ 1,713
Cancelled | mo	(1,369)
Weighted Average Share Price of share options cancelled	₽ 3,986